Leases - Schedule of Other Information Related to Operating Leases (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Weighted-average remaining lease term	5 years 3 months 18 days	4 years	5 years 4 months 24 days
Weighted-average discount rate	4.71%	4.43%	4.48%